UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 810
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alexander Singh
Title:       Counsel
Phone:       (647) 724-8911

Signature, Place and Date of Signing:

      /s/ Alexander Singh              Toronto, ON          November 14, 2011
----------------------------         ---------------        -----------------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------
Form 13F Information Table Entry Total:                      10
                                               ----------------------------
Form 13F Information Table Value Total:                  $241,767
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



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

                                                     WEST FACE CAPITAL INC.
                                                   FORM 13F INFORMATION TABLE
                                                Quarter Ended September 30, 2011

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                                                         VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                                                        --------   -------   ---  ----  ----------  --------  ---------------------
      NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
FORBES ENERGY SVCS LTD     COM               345143101    4,907     914,173  SH            SOLE                 914,173
FOREST OIL CORP            COM PAR $0.01     346091705   40,010   2,778,492  SH            SOLE               2,778,492
GOLD RESV INC              NOTE  5.500% 6/1  38068NAB4   10,782  13,229,000  PRN           SOLE                                 NONE
GOLD RESV INC              CL A              38068N108   22,823   9,630,000  SH            SOLE               9,630,000
IRIDIUM COMMUNICATIONS INC *W EXP 02/14/201  46269C110    1,661     983,122  SH            SOLE                 983,122
MAGELLAN HEALTH SVCS INC   COM NEW           559079207   28,425     588,500  SH            SOLE                 588,500
PHI INC                    COM NON VTG       69336T205   92,116   4,812,772  SH            SOLE                                 NONE
PRIMERO MNG CORP           COM               74164W106   15,308   5,391,300  SH            SOLE               5,391,300
SUNOPTA INC                COM               8676EP108   24,650   5,000,000  SH            SOLE               5,000,000
SUPERMEDIA INC             COM               868447103    1,085     700,000  SH            SOLE                 700,000